Quarterly Financial Data (Schedule Of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Data [Abstract]
Net revenues	$ 18,876	$ 20,706	$ 20,234	$ 16,530	$ 17,807	$ 16,936	$ 17,383	$ 15,587	$ 76,346	[1]	$ 67,713	[1]	$ 62,080	[1]
Gross profit	4,979	5,515	5,429	4,496	4,536	4,324	4,511	4,124	20,419		17,495		16,013
Net earnings attributable to PMI	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 1,752	$ 1,822	$ 1,982	$ 1,703	$ 8,591		$ 7,259		$ 6,342
Per share data, Basic EPS	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 0.96	$ 0.99	$ 1.07	$ 0.90	$ 4.85		$ 3.93		$ 3.25
Per share data, Diluted EPS	$ 1.08	$ 1.35	$ 1.35	$ 1.06	$ 0.96	$ 0.99	$ 1.07	$ 0.90	$ 4.85		$ 3.92		$ 3.24
Dividends declared	$ 0.77	$ 0.77	$ 0.64	$ 0.64	$ 0.64	$ 0.64	$ 0.58	$ 0.58	$ 2.82		$ 2.44		$ 2.24
Market price, High	$ 79.42	$ 72.74	$ 71.75	$ 65.92	$ 60.87	$ 57.11	$ 53.91	$ 53.07
Market price, Low	$ 60.45	$ 62.32	$ 64.49	$ 55.85	$ 55.10	$ 45.55	$ 42.94	$ 45.01

[1]	Total net revenues attributable to customers located in Germany, PMI's largest market in terms of net revenues, were $8.1 billion, $7.5 billion and $7.9 billion for the years ended December 31, 2011, 2010 and 2009, respectively.